Manor
                                                     Investment Funds, Inc.



                                                         Semi-Annual Report
                                                          December 31, 1996





                                                               Fund Office:
                                                         15 Chester Commons
                                                          Malvern, PA 19355
                                             610-722-0900      800-787-3334


                                                                Managed By:
                                                          Morris Investment
                                                  Management Services, Inc.
                       Manor Investment Funds, Inc.
                            15 Chester Commons
                            Malvern, PA  19355

                                                          December 31, 1996

Dear Fellow Shareholders:

     The words "irrational exuberance" are now familiar to all investors. Alan Greenspan uttered (or muttered) them in a speech before the American Enterprise Institute in mid-December. Before the attendees finished their dessert, stocks in Japan sold off sharply, a pattern that was repeated throughout the world when other markets opened. While we can speculate on the real meaning of Mr. Greenspan's comment, the immediate effect was measurable.

     Despite Mr. G's remark, the stock market recovered somewhat over the balance of the month. I think that the markets are looking at continued moderate economic growth and low inflation versus a bond yield of 6.5%. With lackluster year-end retail sales, slow automobile sales, and only moderate growth in home sales, it is unlikely that we will experience a resurgence in sustained economic growth and inflation. As a result bond yields could decline, supporting the stock market. If corporate earnings are strong the market should do well through the first half of the year.

     Your fund was up approximately 6.6% for the fourth quarter and 12% for the year. Performance improved during the 4th quarter as the fund grew through new contributions. This growth benefits all shareholders because it reduces the impact of expenses and improves my ability to manage the individual investments in the fund. This growth from new contributions should continue to benefit shareholders during 1997.

     I expect that 1997 will be more difficult for investors than the past two years. Moderate economic growth and low inflation should enable the stock market to outperform the 5.2% yield of money markets, and the 6.1% yield of intermediate term bonds. I think that your fund will continue to do well because it invests in well established companies with the potential to grow.

                                   Sincerely,
                                   Daniel A. Morris


Top Five Holdings    December 31, 1996

Company          Industry              % of Net
                                         Assets
General          Multi-Industry           5.0 %
Electric
Chevron          Oil                      4.9 %
Mc Donalds       Retail                   4.8 %
MBNA Corp.       Finance                  4.7 %
Hewlett-Packard  Computer                 4.5 %




Top Five Industries     December 31, 1996

Industry                  % of Net
                            Assets
Finance                     15.5 %
Retail                      12.9 %
Multi-Industry               8.4 %
Automobile                   8.1 %
Basic Material               6.3 %






                                          Annualized
                         Total     Total       Total
                        Return    Return      Return
                             3      1996       Since
                        Months             Inception

Manor Investment        6.63 %   11.90 %      9.50 %
Funds

Lipper Growth &         7.80 %   20.69 %     18.67 %
Income Fund Index

S&P 500 Index           8.34 %   22.96 %     24.07 %


                         Portfolio of Investments
                       Manor Investment Funds, Inc.
                             December 31, 1996

                                Market
                                 Value
Common     76.1%
Stock

Consumer Staples
3.7%
      280  Coca Cola                 $
                                14,735
                                14,735

Consumer
Discretionary
3.5%
      540  Sunbeam              13,770
                                13,770

Retail
12.9%
      320  Kmart Preferred      15,600
           Class T
      420  McDonalds            19,056
      360  Sears, Roebuck &     16,560
           Co.
                                51,216
Medical    1.2%
    1,000  Integra Life          4,625
           Sciences
                                 4,625
Automobile
8.1%
      300  General Motors       16,725
      300  Goodyear Tire        15,413
                                32,138
Basic Materials
6.3%
      580  Cyprus Amax          13,630
           Minerals
      120  DuPont               11,295
                                24,925
Construction
3.5%
      380  Masco                13,680
                                13,680
Multi-Industry
8.4%
      200  Allied Signal        13,400
      200  General Electric     19,775
                                33,175
Computer    4.5%
      350  Hewlett-Packard      17,588
                                17,588
Oils
4.9%
      300  Chevron              19,500
                                19,500
Finance    15.5%
      220  Allstate Insurance   12,733
      450  MBNA Corp.           18,731
      333  Travelers, Inc.      15,121
      700  US F&G Corp.         14,613
                                61,198
Transportation
3.6%
      200  Delta Airlines       14,175
                                14,175
           Total Common Stock   300,72
                                     5

Cash and Cash      23.9%
Equivalents
           FNB West Chester     94,468
           Money Market
                                94,468

Total Portfolio                      $
                                395,19
                                     3
                     Statement of Assets & Liabilities
                       Manor Investment Funds, Inc.
                             December 31, 1996





Assets
Investments at market value                    $
(cost: $376,128.55)                     395,193.
                                              42
Receivable for:
                Dividends      -  0  -
                Interest         76.94
                                           76.94

                                        395,270.
                                              36


Liabilities and Net Assets
Payable for:
                 Expenses       403.62
                 Payable to     195.55
shareholders
                                          600.17

                                               $
                                        394,670.
                                              19


Fund Shares outstanding                   35,466

Pricing of Shares
Net Asset Value per share                      $
                                           11.13

                          Statement of Operations
                       Manor Investment Funds, Inc.
                             December 31, 1996





Investment Income
                 Dividends           $
                              2,616.72
                 Interest     1,018.64
                 Accrued         18.29
Income change
                                               $
                                        3,653.65


Expenses
                 Trustee Fee  1,248.96
                 Misc. Fee    1,020.46
                 Accrued        205.01
Expense change
                                        2,474.43

Net Investment Income                   1,179.22



Realized and unrealized gain
on investments:

Realized gain on securities
transactions:
                  Proceeds    58,674.1
from sales                           8
                  Cost of     58,685.0
securities sold                      0
                                         (10.82)

Unrealized
appreciation(depreciation)
of investments:
                  Beginning   (302.50)
of period
                  End of      19,064.8
period                               7
                                        19,367.3
                                               7

Net realized and unrealized             19,356.5
gain on investments                            5

Net increase in net assets                     $
from operations                         20,535.7
                                               7
                    Statement of Changes in Net Assets
                       Manor Investment Funds, Inc.
                             December 31, 1996





From Operations:
                  Net Investment               $
income                                  1,179.22
                  Net realized gain      (10.82)
from security sales
                  Net change in         19,367.3
unrealized appreciation                        7

Net increase in net assets from         20,535.7
operations                                     7

Deductions to shareholders from:
                  Net investment        1,179.19
income
                  Net realized short     (10.82)
term gain
                  Net realized long      -  0  -
term gain

                                        1,168.37



From Fund share transactions:
                  Reinvestment of       1,168.37
dividends and gain distributions
                  Proceeds form shares  263,260.
sold                                          31
                  Payments from shares   -  0  -
redeemed
                  Residual cash change  (188.53)

Net increase in net assets from Fund    264,240.
share transactions                            15


Total increase in net assets            283,607.
                                              55

Net assets:
                  Beginning of period   111,062.
                                              64

                   End of period               $
                                        394,670.
                                              19